Shareholder Report, Average Annual Return (Details) 193064_Innovator Equity Defined Protection ETF - 2 Yr to January 2027_TF_TSR Annual {TF}	10 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Equity Defined Protection ETF - 2 Yr to January 2027 NAV
Average Annual Return, Percent	6.77%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	17.52%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent	16.30%